SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Receivables and allowance for expected losses (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounts receivable, net	$ 1,172,173	$ 851,304	$ 692,351	$ 835,173
Joint interest accounts receivables written off	$ 0	$ 0	$ 31,851